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Margaret Gallardo-Cortez
Assistant Vice President, Associate General Counsel
Office of General Counsel
Phone:  608.231.7579
Fax:    608.236.7579
E-mail: margaretgallardocortez@cunamutual.com

                                   May 3, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   CUNA Mutual Life Variable Account (File No. 033-19718)


Dear Commissioners:

      I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus dated May 1, 2004 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

      If you have any questions regarding this certification, please call the undersigned at (608) 231-7579.

                                    Sincerely,

                                    /s/ Margaret Gallardo-Cortez

                                    Margaret Gallardo-Cortez